Revenues	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
Revenues
(16) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2013, net revenues were RMB304,950 (US$50,374), compared to RMB372,866 during the same period in 2012, representing a decrease of RMB67,916 or 18.2%, mainly due to the reduction of average sales price by 4.9% and total sales volumes by 14.0%. For further analysis of the factors causing revenue decrease, the reduction of average sales price caused a decrease of RMB15,660 and sales volume factor made a decrease of RMB52,256.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2013		December 31, 2012	December 31, 2011
	RMB	US$	RMB	RMB
Sales in China	263,076	43,457	302,290	392,195
Sales in other countries (principally Europe, Asia and North America)	41,874	6,917	70,576	145,450

	304,950	50,374	372,866	537,645

Overseas sales were RMB41,874 (US$6,917) or 13.7% of total revenues, compared with RMB70,576 or 18.9% of total revenues in 2012. The decrease in overseas sales was mainly due to enhanced competition as well as anti-dumping measures taken by the USA and South Korea, which led to decrease in orders from the overseas market compared to the same period of 2012.

The Company’s revenue by significant types of films for 2013, 2012 and 2011 was as follows:

	December 31, 2013			December 31, 2012		December 31, 2011
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	142,309	23,508	46.7%	202,029	54.2%	293,768	54.6%
Printing film	27,852	4,601	9.1%	42,449	11.4%	55,218	10.3%
Metallized film	17,686	2,922	5.8%	18,886	5.1%	28,205	5.3%
Specialty film	89,382	14,764	29.3%	92,536	24.8%	140,491	26.1%
Base film for other applications	27,721	4,579	9.1%	16,966	4.5%	19,963	3.7%
	304,950	50,374	100.0%	372,866	100.0%	537,645	100.0%

In 2013, sales of specialty films were RMB89,382 (US$14,764) and 29.3% of our total revenues as compared to RMB92,536 and 24.8% in 2012, which was a decrease of RMB3,154, or 3.4%, as compared to the same period in 2012. The decrease was largely attributable to the decrease in sales prices for films in electronics and high-end packaging.